Note 12 - Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Total amount outstanding	$ 37,000
Senior Secured Credit Facility [Member] | Revolving Operating Credit Facility [Member]
Long-term Line of Credit	37,000
Available for use	$ 113,000	$ 150,000